Shareholders' Equity - Sale of shares (Details) $ / shares in Units, € in Thousands				1 Months Ended					3 Months Ended	9 Months Ended
	Oct. 31, 2024 shares	Oct. 25, 2024 EUR (€) shares	Oct. 25, 2024 USD ($) shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 USD ($) $ / shares shares	Oct. 31, 2024 EUR (€) shares	Oct. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2026 EUR (€)	Sep. 30, 2026 EUR (€) shares	Sep. 30, 2024 USD ($)
Disclosure of classes of share capital [line items]
Net proceeds from issuing shares | €									€ (293)	€ 48,908
2024 shelf registration statement
Disclosure of classes of share capital [line items]
Maximum offering price in shelf registration statement | $											$ 300,000,000
At the market offerings with Cantor Fitzgerald and Co under shelf registration statement
Disclosure of classes of share capital [line items]
Maximum offering price in shelf registration statement | $											$ 75,000,000
Percentage of commission payable for gross proceeds from sales agreement											3.00%
Issue of ordinary shares (in shares)										0
October 2024 underwritten public offering
Disclosure of classes of share capital [line items]
Issue of ordinary shares (in shares)							18,000,000	18,000,000
Price per share | $ / shares								$ 3.5
Proceeds from issuing shares							€ 64,600	$ 69,790,000
Payments for share issue costs | €							4,365
Net proceeds from issuing shares | €							€ 60,235
Underwriters' option in connection to October 2024 underwritten public offering
Disclosure of classes of share capital [line items]
Issue of ordinary shares (in shares)	1,940,072
Duration of underwriters' option							30 days	30 days
Number of shares callable for options issued	2,700,000						2,700,000	2,700,000
Share purchase agreement with Eli Lilly and Company
Disclosure of classes of share capital [line items]
Issue of ordinary shares (in shares)		3,523,538	3,523,538	5,100,780	5,100,780
Proceeds from issuing shares		€ 11,400	$ 12,300,000	€ 8,100	$ 9,200,000
Purchase price cap, share purchase agreement | $			$ 15,000,000
Share purchase agreement with Ginkgo Bioworks
Disclosure of classes of share capital [line items]
Issue of ordinary shares (in shares)						3,030,303
Reference price per share | $ / shares						$ 1.65
Contractual credit received as consideration for shares issued | $						$ 5,000,000
Contractual term over which credit can be utilized						3 years
June 2026 underwritten public offering
Disclosure of classes of share capital [line items]
Issue of ordinary shares (in shares)				27,624,310	27,624,310
Price per share | $ / shares					$ 1.81
Proceeds from issuing shares				€ 43,900	$ 50,000,000
Payments for share issue costs | €				3,200
Net proceeds from issuing shares | €				€ 40,700